Supplemental Oil and Gas Disclosures - Cost Incurred (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) MMBoe	Dec. 31, 2016 USD ($) MMBoe	Dec. 31, 2015 USD ($) MMBoe
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Costs Incurred, Acquisition of Oil and Gas Properties with Proved Reserves	$ 200
Acquisition	864	$ 84	$ 3,208
Exploration	5	5	84
Development	1,048	471	657
Total costs incurred	1,917	560	3,949
Permian [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Costs Incurred, Acquisition of Oil and Gas Properties with Proved Reserves	$ 195
Piceance Basin [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Development		$ 27	$ 106
Oil [Member] | Permian [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Proved Developed Reserves (Energy) | MMBoe	23.8	2.5	53